STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS (Tables)	12 Months Ended
Dec. 31, 2022
STOCK WARRANTS STOCK OPTIONS AND RESTRICTED STOCK UNITS
Schedule of fair value of warrant and stock options granted
	December 31, 2022	December 31, 2021
Exercise Price	$1.35-$6.00	$9.00-$6.00
Dividend Yield	0%	0%
Volatility	110%-160%	120%-158%
Risk-free Interest Rate	2.45%-4.62%	0.14%–0.98%
Life of Warrants	1-7 Years	2-5 Years

Schedule of warrant And Option outstanding Stock
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life(1)	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	836,464	$1.50 -9.00	3.04 Years	$6.78	$1,784,838
Warrants Granted	13,375,461	$1.35 – 5.3125	4.38 Years	$1.94	$-
Warrants Exercised	(3,775,942)	$0.001 – 2.125		$0.88
Warrants Expired	(48,106)	$3.118		$3.118
Balance at December 31, 2022	10,387,877	$1.35 – 9.00	5.11 Years	$1.56	$-

Weighted Average Remaining Contractual Life calculations
	Warrants Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	194,772	$1.50 – 6.00	3.80 Years	$2.8239	$1,173,737
Warrants Granted	740,671	$9.00-6.00	3.15 Years	$7.3500	$1,152,852
Warrants Exercised	(58,979)	$1.50		$1.5000
Warrants Expired/Forfeited	(40,000)	$6.00		$6.0000
Balance at December 31, 2021	836,464	$1.50 – 9.00	3.04 Years	$6.7800	$1,784,838

Schedule of options pricing model
	December 31, 2022	December 31, 2021
Exercise Price	$1.54-9.075	$8.316-10.725
Dividend Yield	0%	0%
Volatility	89%-192%	138%-198%
Risk-free Interest Rate	0.78%-4.01%	0.10%-0.79%
Expected Life	1-3 years	2.7-6.2 years

Schedule of outstanding stock options
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2020	802,409	$0.79 - 9.90	7.86 Years	$1.01	$6,292,844
Options Granted	386,667	$8.31 - 10.74	3.87 Years	$9.69	$-
Options Exercised	(24,369)	$0.79		$0.79
Options Cancelled	(79,085)	$0.79 - 9.87		$8.70
Options Expired/Forfeited	(32,266)	$0.79 - 9.87		$8.29
Balance at December 31, 2021	1,053,356	$0.79 - 10.74	6.21 Years	$3.40	$5,804,517

Exercisable at December 31, 2021	635,610	$0.79 - 10.74	6.7 Years	$1.59	$4,655,089
	Options Outstanding Number of Shares	Exercise Price Per Share	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
Balance at December 31, 2021	1,053,356	$0.79 - 10.74	6.21 Years	$3.40	$5,804,517
Options Granted	120,000	$1.54 - 9.08	3.42 Years	$5.79	$-
Options Exercised	(48,106)	$0.79		$0.79
Options Cancelled	-
Options Expired/Forfeited	(21,667)	$4.94 - 10.73		$9.33
Balance at December 31, 2022	1,103,583	$0.79 - 9.30	5.33 Years	$1.71	$-

Exercisable at December 31, 2022	930,573	$0.79 - 9.30	5.83 Years	$1.60	$-

Schedule of RSU activity under the Plan
	RSUs	Weighted Average Grant Date Fair Value Per Share	Weighted Average Vesting Period
Unvested at December 31, 2020	71,667	$8.75	1.70 Years
Granted	78,585	$8.52	1.35 Years
Vested	(16,667)	$8.97
Unvested at December 31, 2021	133,585	$8.58	1.00 Years
Granted	421,667	$2.64	0.76 Years
Vested	(175,252)	$8.17
Unvested at December 31, 2022	380,000	$2.17	0.74 Years